Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from/(used in) operations	€ 48,909	€ (30,681)	€ (95,704)
Interest paid	(33,498)	(14,792)	(9,224)
Interest received	2,326	1,156	0
Proceeds from settlement of interest cap derivatives	0	0	1,071
Payment of interest cap derivative premiums	0	0	(4,068)
Income taxes received/(paid)	(1,315)	(852)	(424)
Net cash flows from/(used in) operating activities	16,421	(45,169)	(108,349)
Cash flows from investing activities
Acquisition of Mega-E, net of cash acquired	0	0	(9,720)
Acquisition of MOMA, net of cash acquired	0	0	(58,644)
Purchase of property, plant and equipment	(56,543)	(69,060)	(25,581)
Proceeds from sale of property, plant and equipment	0	0	45
Purchase of intangible assets	(31)	0	(1,572)
Proceeds from government grants	1,392	137	512
Other cash flows used in investing activities	170	17	0
Net cash flows from/(used in) investing activities	(55,012)	(68,906)	(94,960)
Cash flows from financing activities
Proceeds from borrowings	164,851	82,400	159,210
Repayment of borrowings	0	0	(23,403)
Payment of principal portion of lease liabilities	(7,362)	(4,692)	(5,227)
Payment of transaction costs on new equity instruments	0	(498)	(925)
Payment of transaction costs on borrowings	(2,564)	(1,576)	(10,751)
Net cash flows from/(used in) financing activities	154,926	75,634	261,673
Net increase/(decrease) in cash and cash equivalents	116,335	(38,441)	58,364
Cash and cash equivalents at the beginning of the year	44,585	83,022	24,652
Effect of exchange rate changes on cash and cash equivalents	(1)	4	6
Cash and cash equivalents at the end of the year	160,919	44,585	83,022
Spartan Shareholders
Cash flows from financing activities
Proceeds from issuing equity instruments	0	0	10,079
PIPE financing
Cash flows from financing activities
Proceeds from issuing equity instruments	€ 0	€ 0	€ 132,690